Overview (Details)	12 Months Ended
Dec. 31, 2025 item T
Overview
TOTAL | item	26
Total number of fleet excluding time charter-in arrangement | item	25
Number Of Fleet With Marshall Island flag | item	24
Number Of Fleet With Singapore flag | item	1
Number of vessels under a time charter-in arrangement. | item	1
Deadweight	1,170,751
Deadweight excluding time charter-in arrangment	1,122,770
Average age	10 years 10 months 24 days
Ardmore Purpose
Overview
Deadweight	50,192
Ardmore Purpose | S. Korea
Overview
Built date	Sep-2020
Type	Product/Chemical
Specification	Eco-Design
Ardmore Gibraltar
Overview
Deadweight	49,999
Ardmore Gibraltar | S. Korea
Overview
Built date	Apr-2017
Type	Product/Chemical
Specification	Eco-Design
Ardmore Pursuit
Overview
Deadweight	49,709
Ardmore Pursuit | S. Korea
Overview
Built date	Feb-2017
Type	Product/Chemical
Specification	Eco-Design
Ardmore Persistence
Overview
Deadweight	49,688
Ardmore Persistence | S. Korea
Overview
Built date	Jan-2017
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seahawk
Overview
Deadweight	49,999
Ardmore Seahawk | S. Korea
Overview
Built date	Nov-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seawolf
Overview
Deadweight	49,999
Ardmore Seawolf | S. Korea
Overview
Built date	Aug-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seafox
Overview
Deadweight	49,999
Ardmore Seafox | S. Korea
Overview
Built date	Jun-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Sealion
Overview
Deadweight	49,999
Ardmore Sealion | S. Korea
Overview
Built date	May-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Engineer
Overview
Deadweight	49,420
Ardmore Engineer | S. Korea
Overview
Built date	Mar-2014
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seavanguard
Overview
Deadweight	49,998
Ardmore Seavanguard | S. Korea
Overview
Built date	Feb-2014
Type	Product/Chemical
Specification	Eco-Design
Ardmore Exporter
Overview
Deadweight	49,466
Ardmore Exporter | S. Korea
Overview
Built date	Feb-2014
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seavantage
Overview
Deadweight	49,997
Ardmore Seavantage | S. Korea
Overview
Built date	Jan-2014
Type	Product/Chemical
Specification	Eco-Design
Ardmore Encounter
Overview
Deadweight	49,478
Ardmore Encounter | S. Korea
Overview
Built date	Jan-2014
Type	Product/Chemical
Specification	Eco-Design
Ardmore Explorer
Overview
Deadweight	49,494
Ardmore Explorer | S. Korea
Overview
Built date	Jan-2014
Type	Product/Chemical
Specification	Eco-Design
Ardmore Endurance
Overview
Deadweight	49,466
Ardmore Endurance | S. Korea
Overview
Built date	Dec-2013
Type	Product/Chemical
Specification	Eco-Design
Ardmore Enterprise
Overview
Deadweight	49,453
Ardmore Enterprise | S. Korea
Overview
Built date	Sep-2013
Type	Product/Chemical
Specification	Eco-Design
Ardmore Endeavour
Overview
Deadweight	49,997
Ardmore Endeavour | S. Korea
Overview
Built date	Jul-2013
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seaventure
Overview
Deadweight	49,998
Ardmore Seaventure | S. Korea
Overview
Built date	Jun-2013
Type	Product/Chemical
Specification	Eco-Design
Ardmore Seavaliant
Overview
Deadweight	49,998
Ardmore Seavaliant | S. Korea
Overview
Built date	Feb-2013
Type	Product/Chemical
Specification	Eco-Design
T Matterhorn
Overview
Deadweight	47,981
T Matterhorn | Japan
Overview
Built date	Dec-2010
Type	Product/Chemical
Specification	Eco-Mod
Ardmore Defender
Overview
Deadweight	37,791
IMO | item	2
Ardmore Defender | S. Korea
Overview
Built date	Feb-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Dauntless
Overview
Deadweight	37,764
IMO | item	2
Ardmore Dauntless | S. Korea
Overview
Built date	Feb-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Chippewa
Overview
Deadweight	25,217
IMO | item	2
Ardmore Chippewa | Japan
Overview
Built date	Nov-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Chinook
Overview
Deadweight	25,217
IMO | item	2
Ardmore Chinook | Japan
Overview
Built date	Jul-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Cheyenne
Overview
Deadweight	25,217
IMO | item	2
Ardmore Cheyenne | Japan
Overview
Built date	Mar-2015
Type	Product/Chemical
Specification	Eco-Design
Ardmore Cherokee
Overview
Deadweight	25,215
IMO | item	2
Ardmore Cherokee | Japan
Overview
Built date	Jan-2015
Type	Product/Chemical
Specification	Eco-Design
Time Charter-In Arrangement
Overview
Deadweight	47,981